UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
_x___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 01, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) February 08, 2023 Commission File Number of securitizer: 025-04960
Central Index Key Number of securitizer: 0001802626

Sweta Patel, Corporate Secretary (678) 625-6587
______________________________________________________________________
Name and telephone number, includig area code, of the person to contact in connection with this filing.



Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) []
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]


PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

Pursuant to Rule 15Ga-1 (c)(2)(ii), Lendmark Financial Funding 2020-1, LLC has indicated by check mark that there is no activity to report for the annual reporting period January 01, 2022 to December 31, 2022



SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934,the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDMARK FINANCIAL FUNDING 2020-1, LLC (Securitizer, Depositor or Underwriter) Date February 08, 2023
/s/ Sweta Patel (Signature)*
Name: Sweta Patel
Title: Corporate Secretary

*Print name and title of the signing officer under his signature.